Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ 27	$ (112)	$ (57)
Net impact related to hedges of foreign operations	1	(3)	0
Net impact related to net actuarial gains (losses)	(1)	12	11
Transaction costs for the acquisition of TransAlta Renewables	(2)	0	0
Income tax expense (recovery) reported in equity	$ 25	$ (103)	$ (46)